Other costs and other income (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other costs [Abstract]
Care and maintenance	R (737)	R (814)	R (766)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	0	0	(89)
Loss due to dilution of interest in joint operation	(4)	(30)	0
Non-recurring COVID-19 costs	(3)	(97)	0
Corporate and social investment costs	(288)	(258)	(150)
Cost incurred on employee and community trusts	(744)	(508)	(50)
Exploration costs	(12)	(33)	(11)
Non-mining royalties	(327)	(193)	(87)
Strike related costs	0	(1)	(402)
Service entity costs	(534)	(501)	(404)
Other	(369)	(292)	(351)
Total other costs	(3,018)	(2,727)	(2,310)
Income on settlement of legal dispute	0	580	0
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	167	464	0
Service entity income	398	383	264
Sundry income	183	231	220
Profit on sale of St Helena	16	0	0
Total other income	R 764	R 1,658	R 484